Related party transactions and balances (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Schedule of related party with their relationships and transactions

The table below sets forth the major related parties and their relationships with the Company as of December 31, 2024 and 2023:

Name of related parties	Relationship with the Company
DLG Ventures Pte. Ltd.	Shareholder

i) Significant transactions with related parties were as follows:

	Year ended December 31,
	2022	2023	2024	2024
	S$’000	S$’000	S$’000	US$’000
Interest expense on note from a shareholder	5	171	37	27

ii) Significant balances with related parties were as follows:

	December 31, 2023	December 31, 2024	December 31, 2024
	S$’000	S$’000	US$’000

Related parties
Note from a shareholder	2,850	-	-